INCOME TAXES (Reconciliation of the Statutory Income Tax Rate to Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAXES
Income before provision for income taxes	$ 168,845	¥ 1,160,892	¥ 1,752,990	¥ 1,102,449
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 290,223	¥ 438,248	¥ 275,612
Non-deductible expenses		485	15,968	2,101
Effect of income not taxable		(28,996)
Effect of tax holiday and preferential tax rate		(93,121)	(167,870)	(265,545)
Effect of tax losses not recognized		903	299	165
Adjustment on current income tax of the previous periods		(7,119)	(44)	(33,633)
Effect of different tax rates of subsidiaries operating in other jurisdictions		23,189	23,329	7,351
Effect of withholding income tax		8,723	71,277
Income tax (benefit) / expense	$ 28,258	¥ 194,287	¥ 381,207	¥ (13,949)